Borrowings (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Borrowings [Line Items]
Deferred origination costs	₩ (109,067)	₩ (122,161)
Borrowings	34,863,156	29,818,542
Borrowings
Borrowings [Line Items]
Borrowings, gross	34,864,166	29,820,398
Deferred origination costs	(1,010)	(1,856)
Borrowings	34,863,156	29,818,542
In won
Borrowings [Line Items]
Borrowings, gross	₩ 16,631,442	₩ 14,438,687
Borrowings from Bank of Korea
Borrowings [Line Items]
Maximum Interest rate	0.75%	0.75%
Minimum Interest rate	0.50%	0.50%
Borrowings, gross	₩ 2,429,346	₩ 2,329,946
Others
Borrowings [Line Items]
Maximum Interest rate	6.00%	4.25%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 14,202,096	₩ 12,108,741
In foreign currency
Borrowings [Line Items]
Borrowings, gross	₩ 8,411,671	₩ 6,327,354
Overdraft due to banks
Borrowings [Line Items]
Maximum Interest rate	0.00%	0.00%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 86,791	₩ 77,673
Borrowings from banks
Borrowings [Line Items]
Maximum Interest rate	7.50%	12.00%
Minimum Interest rate	0.11%	0.00%
Borrowings, gross	₩ 6,576,849	₩ 4,653,055
Others
Borrowings [Line Items]
Maximum Interest rate	13.65%	7.90%
Minimum Interest rate	1.94%	2.60%
Borrowings, gross	₩ 1,748,031	₩ 1,596,626
Call money
Borrowings [Line Items]
Maximum Interest rate	5.25%	6.85%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 712,247	₩ 1,425,162
Bills sold
Borrowings [Line Items]
Maximum Interest rate	1.60%	1.70%
Minimum Interest rate	0.80%	0.75%
Borrowings, gross	₩ 19,070	₩ 14,536
Bonds sold under repurchase agreements
Borrowings [Line Items]
Maximum Interest rate	5.40%	6.50%
Minimum Interest rate	0.95%	0.50%
Borrowings, gross	₩ 9,089,736	₩ 7,614,659
Deferred origination costs
Borrowings [Line Items]
Deferred origination costs	₩ (1,010)	₩ (1,856)